Document and Entity Information	Dec. 22, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2023
Document Effective Date	Dec. 22, 2023
Prospectus Date	Aug. 28, 2023
Invesco Raymond James SB-1 Equity ETF | Invesco Raymond James SB-1 Equity ETF
Prospectus:
Trading Symbol	RYJ